Average Annual Total Returns - Victory RS International Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.) 10 Years
Total	(0.53%)	6.77%	4.50%	(0.65%)	6.52%	1.71%	0.03%	5.34%	2.17%	3.76%	7.25%	4.24%	5.21%	7.72%	4.71%	5.80%	8.31%	5.43%	5.90%			7.92%	[1]	7.82%	7.45%	5.51%

[1]	Inception date of Class R6 is May 2, 2019.